Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2015 and Dec. 31, 2014, by caption on the consolidated balance sheet and by valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2015.

Assets measured at fair value on a recurring basis at Dec. 31, 2015
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,832	$—	$—	$—	$12,832
U.S. Government agencies	—	387	—	—	387
Sovereign debt/sovereign guaranteed	35	13,182	—	—	13,217
State and political subdivisions (b)	—	4,046	—	—	4,046
Agency RMBS	—	23,501	—	—	23,501
Non-agency RMBS	—	793	—	—	793
Other RMBS	—	1,061	—	—	1,061
Commercial MBS	—	1,392	—	—	1,392
Agency commercial MBS	—	4,020	—	—	4,020
Asset-backed CLOs	—	2,351	—	—	2,351
Other asset-backed securities	—	2,893	—	—	2,893
Equity securities	4	—	—	—	4
Money market funds (b)	886	—	—	—	886
Corporate bonds	—	1,752	—	—	1,752
Other debt securities	—	2,775	—	—	2,775
Foreign covered bonds	1,966	202	—	—	2,168
Non-agency RMBS (c)	—	1,789	—	—	1,789
Total available-for-sale securities	15,723	60,144	—	—	75,867
Trading assets:
Debt and equity instruments (b)	1,232	2,167	—	—	3,399
Derivative assets not designated as hedging:
Interest rate	10	10,034	—	(8,071)	1,973
Foreign exchange	—	4,905	—	(2,981)	1,924
Equity and other contracts	15	120	—	(63)	72
Total derivative assets not designated as hedging	25	15,059	—	(11,115)	3,969
Total trading assets	1,257	17,226	—	(11,115)	7,368
Loans	—	422	—	—	422
Other assets:
Derivative assets designated as hedging:
Interest rate	—	497	—	—	497
Foreign exchange	—	219	—	—	219
Total derivative assets designated as hedging	—	716	—	—	716
Other assets (d)	192	62	—	—	254
Other assets measured at net asset value					117
Total other assets	192	778	—	—	1,087
Subtotal assets of operations at fair value	17,172	78,570	—	(11,115)	84,744
Percentage of assets prior to netting	18%	82%	—%
Assets of consolidated investment management funds:
Trading assets	455	773	—	—	1,228
Other assets	157	16	—	—	173
Total assets of consolidated investment management funds	612	789	—	—	1,401
Total assets	$17,784	$79,359	$—	$(11,115)	$86,145
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2015
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$422	$152	$—	$—	$574
Derivative liabilities not designated as hedging:
Interest rate	5	9,957	—	(8,235)	1,727
Foreign exchange	—	4,682	—	(2,567)	2,115
Equity and other contracts	5	147	—	(67)	85
Total derivative liabilities not designated as hedging	10	14,786	—	(10,869)	3,927
Total trading liabilities	432	14,938	—	(10,869)	4,501
Long-term debt (b)	—	359	—	—	359
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	372	—	—	372
Foreign exchange	—	20	—	—	20
Total other liabilities - derivative liabilities designated as hedging	—	392	—	—	392
Subtotal liabilities of operations at fair value	432	15,689	—	(10,869)	5,252
Percentage of liabilities prior to netting	3%	97%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	229	—	—	229
Other liabilities	1	16	—	—	17
Total liabilities of consolidated investment management funds	1	245	—	—	246
Total liabilities	$433	$15,934	$—	$(10,869)	$5,498
Percentage of liabilities prior to netting	3%	97%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$19,997	$—	$—	$—	$19,997
U.S. Government agencies	—	343	—	—	343
Sovereign debt/sovereign guaranteed	40	17,244	—	—	17,284
State and political subdivisions (b)	—	5,236	11	—	5,247
Agency RMBS	—	32,600	—	—	32,600
Non-agency RMBS	—	953	—	—	953
Other RMBS	—	1,551	—	—	1,551
Commercial MBS	—	1,959	—	—	1,959
Agency commercial MBS	—	3,132	—	—	3,132
Asset-backed CLOs	—	2,130	—	—	2,130
Other asset-backed securities	—	3,240	—	—	3,240
Equity securities	95	—	—	—	95
Money market funds (b)	763	—	—	—	763
Corporate bonds	—	1,785	—	—	1,785
Other debt securities	—	2,169	—	—	2,169
Foreign covered bonds	2,250	618	—	—	2,868
Non-agency RMBS (c)	—	2,214	—	—	2,214
Total available-for-sale securities	23,145	75,174	11	—	98,330
Trading assets:
Debt and equity instruments (b)	2,204	2,217	—	—	4,421
Derivative assets not designated as hedging:
Interest rate	7	17,137	6	(13,942)	3,208
Foreign exchange	—	6,280	—	(4,246)	2,034
Equity	96	278	3	(159)	218
Total derivative assets not designated as hedging	103	23,695	9	(18,347)	5,460
Total trading assets	2,307	25,912	9	(18,347)	9,881
Loans	—	21	—	—	21
Other assets:
Derivative assets designated as hedging:
Interest rate	—	477	—	—	477
Foreign exchange	—	374	—	—	374
Total derivative assets designated as hedging	—	851	—	—	851
Other assets (d)(e)	174	514	35	—	723
Other assets measured at net asset value (e)					342
Total other assets	174	1,365	35	—	1,916
Subtotal assets of operations at fair value	25,626	102,472	55	(18,347)	110,148
Percentage of assets prior to netting	20%	80%	—%
Assets of consolidated investment management funds:
Trading assets	100	8,578	—	—	8,678
Other assets	457	147	—	—	604
Total assets of consolidated investment management funds	557	8,725	—	—	9,282
Total assets	$26,183	$111,197	$55	$(18,347)	$119,430
Percentage of assets prior to netting	19%	81%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$367	$294	$—	$—	$661
Derivative liabilities not designated as hedging:
Interest rate	3	17,645	6	(14,467)	3,187
Foreign exchange	—	6,367	—	(3,149)	3,218
Equity and other contracts	47	499	3	(181)	368
Total derivative liabilities not designated as hedging	50	24,511	9	(17,797)	6,773
Total trading liabilities	417	24,805	9	(17,797)	7,434
Long-term debt (b)	—	347	—	—	347
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	385	—	—	385
Foreign exchange	—	62	—	—	62
Total derivative liabilities designated as hedging	—	447	—	—	447
Other liabilities	4	—	—	—	4
Total other liabilities	4	447	—	—	451
Subtotal liabilities of operations at fair value	421	25,599	9	(17,797)	8,232
Percentage of liabilities prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	7,660	—	—	7,660
Other liabilities	1	8	—	—	9
Total liabilities of consolidated investment management funds	1	7,668	—	—	7,669
Total liabilities	$422	$33,267	$9	$(17,797)	$15,901
Percentage of liabilities prior to netting	1%	99%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

(e)
Other assets measured at fair value at Dec. 31, 2014 were restated to reflect the retrospective application of adopting new disclosure guidance contained in ASU 2015-07 related to investments in certain entities that use NAV as a practical expedient when measuring fair value. See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Details Of Certain Items Measured At Fair Value On Recurring Basis Table

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2015					Dec. 31, 2014
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$66	—%	—%	—%	100%	$78	—%	—%	—%	100%
2006	115	—	—	—	100	138	—	—	—	100
2005	234	19	9	13	59	284	—	21	19	60
2004 and earlier	378	4	4	26	66	453	3	5	27	65
Total non-agency RMBS	$793	8%	4%	16%	72%	$953	1%	9%	19%	71%
Commercial MBS - Domestic, originated in:
2009-2015	$626	83%	17%	—%	—%	$639	83%	17%	—%	—%
2008	16	100	—	—	—	19	100	—	—	—
2007	304	62	22	16	—	353	65	21	14	—
2006	384	76	24	—	—	599	83	17	—	—
2005 and earlier	—	—	—	—	—	277	100	—	—	—
Total commercial MBS - Domestic	$1,330	76%	20%	4%	—%	$1,887	82%	15%	3%	—%
Foreign covered bonds:
Canada	$1,014	100%	—%	—%	—%	$1,266	100%	—%	—%	—%
United Kingdom	363	100	—	—	—	690	100	—	—	—
Netherlands	214	100	—	—	—	244	100	—	—	—
Other	577	100	—	—	—	668	100	—	—	—
Total foreign covered bonds	$2,168	100%	—%	—%	—%	$2,868	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$780	85%	15%	—%	—%	$1,172	83%	17%	—%	—%
Netherlands	222	100	—	—	—	296	100	—	—	—
Ireland	121	—	45	55	—	144	—	—	—	100
Other	—	—	—	—	—	25	99	1	—	—
Total European floating rate notes - available-for-sale	$1,123	79%	15%	6%	—%	$1,637	79%	12%	—%	9%
Sovereign debt/sovereign guaranteed:
United Kingdom	$2,941	100%	—%	—%	—%	$5,076	100%	—%	—%	—%
France	2,008	100	—	—	—	3,550	100	—	—	—
Spain	1,955	—	—	100	—	1,978	—	—	100	—
Germany	1,683	100	—	—	—	1,522	100	—	—	—
Italy	1,398	—	—	100	—	1,427	—	—	100	—
Belgium	1,108	100	—	—	—	829	100	—	—	—
Netherlands	1,055	100	—	—	—	1,800	100	—	—	—
Ireland	772	—	—	100	—	672	—	—	100	—
Other	297	68	—	32	—	430	81	—	19	—
Total sovereign debt/sovereign guaranteed	$13,217	68%	—%	32%	—%	$17,284	76%	—%	24%	—%
Non-agency RMBS (b), originated in:
2007	$502	—%	—%	—%	100%	$620	—%	—%	—%	100%
2006	530	—	1	—	99	653	—	—	1	99
2005	580	—	2	1	97	727	—	3	1	96
2004 and earlier	177	—	3	9	88	214	—	4	7	89
Total non-agency RMBS (b)	$1,789	—%	1%	1%	98%	$2,214	—%	1%	1%	98%

(a)
At Dec. 31, 2015 and Dec. 31, 2014, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2015 and 2014 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy. There were no Level 3 instruments as of Dec. 31, 2015.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2015
	Available-for-sale securities		Trading assets
(in millions)	State and political subdivisions		Derivative assets	(a)	Other assets		Total assets
Fair value at Dec. 31, 2014	$11		$9		$35		$55
Transfers out of Level 3	—		(3)		—		(3)
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	—	(b)	(1)	(c)	10	(d)	9
Purchases, sales and settlements:
Purchases	—		—		3		3
Sales	—		—		(48)		(48)
Settlements	(11)		(5)		—		(16)
Fair value at Dec. 31, 2015	$—		$—		$—		$—
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$—		$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2015
	Trading liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2014	$9
Transfers out of Level 3	(3)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(1)	(b)
Settlements	(5)
Fair value at Dec. 31, 2015	$—
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$—

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2014
	Available-for-sale securities		Trading assets
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets		Total assets (b)
Fair value at Dec. 31, 2013	$11		$1		$22		$—		$34
Transfers out of Level 3	—		—		(12)		—		(12)
Transfers into Level 3	—		—		—		38		38
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	—	(c)	—	(d)	12	(d)	(2)	(e)	10
Purchases, sales and settlements:
Purchases	—		—		—		1		1
Sales	—		—		—		(2)		(2)
Settlements	—		(1)		(13)		—		(14)
Fair value at Dec. 31, 2014	$11		$—		$9		$35		$55
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$13		$(2)		$11

(a)	Derivative assets are reported on a gross basis.

(b)
Total assets measured at fair value at Dec. 31, 2014 were restated to reflect the retrospective application of adopting new disclosure guidance contained in ASU 2015-07 related to investments in certain entities that use NAV as a practical expedient when measuring fair value. See Note 2 for additional information.

(c)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(d)	Reported in foreign exchange and other trading revenue.

(e)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2014
	Trading liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2013	$75
Transfers out of Level 3	(39)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(14)	(b)
Purchases and settlements:
Purchases	3
Settlements	(16)
Fair value at Dec. 31, 2014	$9
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$9

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Assets Measured at Fair Value on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2015 and Dec. 31, 2014, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2015 and Dec. 31, 2014.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2015				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$97	$174	$271
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$103	$174	$277

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2014				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$112	$2	$114
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$118	$2	$120

(a)
During the years ended Dec. 31, 2015 and Dec. 31, 2014, the fair value of these loans decreased $2 million and $6 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or fair value.

Fair Value, by Balance Sheet Grouping
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2015 and Dec. 31, 2014, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$113,203	$—	$113,203	$113,203
Interest-bearing deposits with banks	—	15,150	—	15,150	15,146
Federal funds sold and securities purchased under resale agreements	—	24,373	—	24,373	24,373
Securities held-to-maturity	11,376	31,828	—	43,204	43,312
Loans	—	61,421	—	61,421	61,267
Other financial assets	6,537	1,096	—	7,633	7,633
Total	$17,913	$247,071	$—	$264,984	$264,934
Liabilities:
Noninterest-bearing deposits	$—	$96,277	$—	$96,277	$96,277
Interest-bearing deposits	—	182,410	—	182,410	183,333
Federal funds purchased and securities sold under repurchase agreements	—	15,002	—	15,002	15,002
Payables to customers and broker-dealers	—	21,900	—	21,900	21,900
Borrowings	—	698	—	698	698
Long-term debt	—	21,494	—	21,494	21,188
Total	$—	$337,781	$—	$337,781	$338,398

Summary of financial instruments	Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$96,682	$—	$96,682	$96,682
Interest-bearing deposits with banks	—	19,505	—	19,505	19,495
Federal funds sold and securities purchased under resale agreements	—	20,302	—	20,302	20,302
Securities held-to-maturity	5,063	16,064	—	21,127	20,933
Loans	—	56,840	—	56,840	56,749
Other financial assets	6,970	1,121	—	8,091	8,091
Total	$12,033	$210,514	$—	$222,547	$222,252
Liabilities:
Noninterest-bearing deposits	$—	$104,240	$—	$104,240	$104,240
Interest-bearing deposits	—	160,688	—	160,688	161,629
Federal funds purchased and securities sold under repurchase agreements	—	11,469	—	11,469	11,469
Payables to customers and broker-dealers	—	21,181	—	21,181	21,181
Borrowings	—	956	—	956	956
Long-term debt	—	20,401	—	20,401	19,917
Total	$—	$318,935	$—	$318,935	$319,392

Summary Of Hedged Financial Instruments Disclosure
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2015
Securities available-for-sale	$7,978	$7,918	$16	$(359)
Long-term debt	18,231	17,850	479	(14)
Dec. 31, 2014
Securities available-for-sale	$7,294	$7,045	$4	$(370)
Long-term debt	16,469	16,100	470	(14)